SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005


                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          April 23, 2008


Ms. Sally Samuel, Senior Counsel
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   AllianceBernstein Variable Products Series Fund, Inc.
            - AllianceBernstein U.S. Government/High Grade Securities Portfolio File Nos. 33-18647 and 811-5398
            -------------------------------

Dear Ms. Samuel:

          Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 45 under the 1933 Act and Amendment No. 46 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein U.S. Government/High Grade Securities Portfolio (the "Portfolio"), a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund").

          We are making this filing for the purpose of revising the Form N-1A in response to the Staff's comments on Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of the Portfolio filed on March 3, 2008.

          Disclosure other than that described above contained in the Portfolio's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 45.

          We are requesting that the effective date of the Registration Statement be April 28, 2008. We will be submitting a request for acceleration of the effective date.

          We hereby acknowledge that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
(ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Fund may not assert Staff comments as a defense in any proceedings initiated by the SEC or any person under the federal securities laws of the United States.

          Please direct any comments or questions to Kathleen Clarke or the undersigned at (202) 737-8833.

                                                          Sincerely,


                                                          /s/ Young Seo
                                                          --------------
                                                              Young Seo

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